Income and Social Contribution Taxes (Details) - Schedule of Net Change in Deferred Income Tax - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Net Change in Deferred Income Tax [Abstract]
Starting Deferred tax liability asset	R$ (30,565)	R$ 45,629
Tax losses	5,232	(98,498)
Impairment of investment	1,654
Total excluding effect from conversion	9,486
Adjustments in biological assets and agricultural products	40,951	27,970
Financial lease	7,377	(5,521)
Provisions for contingency and fair value	1,877	7,028
Derivative financial instruments	(11,727)	(4,850)
Costs of transactions	536	664
Allowance for doubtful accounts	(33)	(16)
Provision for other accounts payable and receivable	(1,755)	550
Accelerated depreciation of assets for rural activity	(2,010)	(6,998)
Subscription warrant	(3,800)	(190)
Deferred taxes on surplus value	2,127	6,147
Share-based incentive plan (ILPA)	(433)	(2,425)
Indemnity assets	55	(55)
Ending Deferred tax liability asset	R$ (9,486)	R$ (30,565)